Net (Loss) Income Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Net Loss per Common Share [Abstract]
Net Loss per Common Share

	Quarters Ended		Six Months Ended
	June 24, 2012	June 26 2011	June 24 2012	June 26, 2011
Numerator:
Net (loss) income from continuing operations	$(31,140)	$4,505	$(57,939)	$(15,713)
Net loss from discontinued operations	(14,934)	(9,921)	(20,641)	(23,774)

Net loss	$(46,074)	$(5,416)	$(78,580)	$(39,487)

Denominator:
Denominator for basic net (loss) income per common share:
Weighted average shares outstanding	20,068	1,241	11,595	1,239

Effect of dilutive securities:
Stock-based compensation	—	—	—	—
Warrants to purchase common stock	—	—	—	—

Denominator for diluted net (loss) income per common share	20,068	1,241	11,595	1,239

Basic and diluted net (loss) income per common share
From continuing operations	$(1.55)	$3.63	$(5.00)	$(12.68)
From discontinued operations	(0.75)	(7.99)	(1.78)	(19.19)

Basic and diluted net loss per common share	$(2.30)	$(4.36)	$(6.78)	$(31.87)

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Numerator:
Loss from continuing operations	$(53,194)	$(35,574)	$(24,251)
Loss from discontinued operations	(176,223)	(22,395)	(7,021)

Net loss	$(229,417)	$(57,969)	$(31,272)

Denominator:
Denominator for basic loss per common share:
Weighted average shares outstanding	1,464	1,226	1,209

Effect of dilutive securities:
Stock-based compensation	—	—	—
Warrants	—	—	—

Denominator for diluted net loss per common share	1,464	1,226	1,209

Basic net loss per common share from continuing operations	$(36.33)	$(29.01)	$(20.06)
Basic net loss per common share from discontinued operations	(120.37)	(18.27)	(5.81)

Basic net loss per common share	$(156.70)	$(47.28)	$(25.87)

Diluted net loss per common share from continuing operations	$(36.33)	$(29.01)	$(20.06)
Diluted net loss per common share from discontinued operations	(120.37)	(18.27)	(5.81)

Diluted net loss per common share	$(156.70)	$(47.28)	$(25.87)